First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
January 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.3%
	Air Freight & Logistics – 2.5%
10,922	Forward Air Corp.	$714,845
	Banks – 5.9%
18,968	Bank of Marin Bancorp.	835,730
28,969	Veritex Holdings, Inc.	820,402
		1,656,132
	Capital Markets – 2.6%
4,692	Morningstar, Inc.	736,128
	Chemicals – 2.8%
24,440	Innophos Holdings, Inc.	781,102
	Commercial Services & Supplies – 2.9%
31,392	Healthcare Services Group, Inc.	803,635
	Diversified Consumer Services – 3.8%
24,950	frontdoor, Inc. (a)	1,062,371
	Diversified Financial Services – 6.1%
41,780	Cannae Holdings, Inc. (a)	1,698,775
	Electrical Equipment – 6.6%
24,055	Allied Motion Technologies, Inc.	1,102,681
31,838	Thermon Group Holdings, Inc. (a)	754,561
		1,857,242
	Electronic Equipment, Instruments & Components – 3.2%
17,857	MTS Systems Corp.	905,171
	Gas Utilities – 3.3%
12,680	Northwest Natural Holding Co.	930,458
	Health Care Equipment & Supplies – 7.1%
26,617	Avanos Medical, Inc. (a)	733,032
22,019	Natus Medical, Inc. (a)	688,974
20,941	Varex Imaging Corp. (a)	579,019
		2,001,025
	Health Care Providers & Services – 2.4%
30,755	Patterson Cos., Inc.	676,918
	Hotels, Restaurants & Leisure – 1.1%
4,659	Nathan’s Famous, Inc.	307,494
	Insurance – 6.3%
19,690	Brown & Brown, Inc.	884,081
20,819	James River Group Holdings Ltd.	893,968
		1,778,049
Shares	Description	Value

	IT Services – 4.1%
35,780	I3 Verticals, Inc., Class A (a)	$1,155,336
	Machinery – 9.9%
8,341	John Bean Technologies Corp.	942,450
10,034	Kadant, Inc.	1,069,624
4,921	RBC Bearings, Inc. (a)	765,265
		2,777,339
	Paper & Forest Products – 3.1%
13,010	Neenah, Inc.	866,986
	Pharmaceuticals – 2.4%
27,945	Phibro Animal Health Corp., Class A	662,855
	Professional Services – 2.6%
47,604	Resources Connection, Inc.	724,771
	Real Estate Management & Development – 4.4%
32,255	RE/MAX Holdings, Inc., Class A	1,234,722
	Textiles, Apparel & Luxury Goods – 1.7%
28,174	Movado Group, Inc.	485,156
	Water Utilities – 3.5%
13,533	SJW Group	992,646
	Total Common Stocks	24,809,156
	(Cost $22,213,371)
REAL ESTATE INVESTMENT TRUSTS – 5.6%
	Equity Real Estate Investment Trusts – 5.6%
33,508	Gladstone Commercial Corp.	714,391
28,188	Rayonier, Inc.	856,351
	Total Real Estate Investment Trusts	1,570,742
	(Cost $1,362,533)
	Total Investments – 93.9%	26,379,898
	(Cost $23,575,904) (b)
	Net Other Assets and Liabilities – 6.1%	1,725,284
	Net Assets – 100.0%	$28,105,182

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,763,608 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,959,614. The net unrealized appreciation was $2,803,994.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,809,156	$ 24,809,156	$ —	$ —
Real Estate Investment Trusts*	1,570,742	1,570,742	—	—
Total Investments	$ 26,379,898	$ 26,379,898	$—	$—

*	See Portfolio of Investments for industry breakout.